FINANCIAL INSTRUMENTS - RISK MANAGEMENT - Financial liabilities by category (Details) - USD ($)	Sep. 30, 2023	Jun. 30, 2023
Amortized cost
Financial liabilities by category
Financial liabilities	$ 399,470,755	$ 404,988,396
Fair value
Financial liabilities by category
Financial liabilities	6,372,275	8,225,508
Trade and other payables | Amortized cost
Financial liabilities by category
Financial liabilities	152,753,083	142,582,166
Trade and other payables | Fair value
Financial liabilities by category
Financial liabilities	6,372,275	8,225,508
Borrowings | Amortized cost
Financial liabilities by category
Financial liabilities	149,510,477	168,310,605
Convertible notes | Amortized cost
Financial liabilities by category
Financial liabilities	76,911,874	75,213,146
Lease liability | Amortized cost
Financial liabilities by category
Financial liabilities	13,552,751	13,889,223
Consideration for acquisition of assets | Amortized cost
Financial liabilities by category
Financial liabilities	$ 6,742,570	$ 4,993,256